Other assets and liabilities	12 Months Ended
Mar. 31, 2020
Other assets and liabilities
12. Other assets and liabilities
The following table sets
forth
the details of other assets and liabilities at March 31, 2019 and 2020:

	2019	2020
	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions (1)	1,517,235	783,439
Other	400,676	358,702
Collateral pledged:
Collateral pledged for derivative transactions	856,439	1,246,026
Margins provided for futures contracts	159,747	602,039
Other	857,814	941,167
Prepaid pension cost	850,472	711,981
ROU assets (2)	—	613,068
Security deposits	123,317	107,294
Loans held for sale	24,921	60,084
Other	485,383	542,079

Total	5,276,004	5,965,879

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions (1)	2,572,315	2,161,075
Other	442,776	375,127
Guaranteed trust principal (3)	809,450	824,431
Lease liabilities (2)	—	627,250
Collateral accepted:
Collateral accepted for derivative transactions	589,411	846,426
Margins accepted for futures contracts	339,863	797,317
Unearned income (4)	126,594	122,072
Other	1,052,297	1,244,697

Total	5,932,706	6,998,395

Notes:
(1)
Receivables from brokers, dealers and customers for securities transactions included ¥555,938 million and ¥3,136 million of such receivables of consolidated VIEs at March 31, 2019 and 2020, respectively. Payables to brokers, dealers and customers for securities transactions included ¥620,766 million and ¥3,225 million of such payables of consolidated VIEs at March 31, 2019 and 2020, respectively.

(2)
ROU assets and lease liabilities were initially recognized in connection with the adoption of ASU
No.2016-02
on April 1, 2019. See Note 1 “Basis of presentation and summary of significant accounting policies” and Note 2 “Issued accounting pronouncements” for further information.

(3)
Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 24 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.

(4)	Unearned income is primarily comprised of loan fees received from consumer loan customers when loans are made. This income is deferred and recognized in earnings over the life of the loan.